Schedule of share capital (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Issued ordinary shares	10,000	10,000
Issued ordinary shares, value	$ 10,000	$ 10,000